Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000003588 | Thrivent Core Emerging Markets Debt Fund_4539431
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000003588 | U.S. Treasury Notes_4539507
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003588 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4538462
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003588 | Thrivent Core International Equity Fund_4539432
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003588 | U.S. Treasury Notes_4539505
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003588 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4538442
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003588 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4538469
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003588 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4538454
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003588 | Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through_4538383
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003588 | U.S. Treasury Bonds_4539508
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003588 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000003588 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000003588 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000003588 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000003588 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003588 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000003588 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003588 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000003588 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003588 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003588 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000003588 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000003588 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000003588 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000003588 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003590 | Thrivent Core Emerging Markets Debt Fund_4539431
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000003590 | U.S. Treasury Notes_4539507
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003590 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4538462
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003590 | Thrivent Core International Equity Fund_4539432
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003590 | U.S. Treasury Notes_4539505
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003590 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4538442
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003590 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4538469
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003590 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4538454
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003590 | Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through_4538383
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003590 | U.S. Treasury Bonds_4539508
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003590 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000003590 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000003590 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000003590 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000003590 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003590 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000003590 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003590 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000003590 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003590 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003590 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000003590 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000003590 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000003590 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000003590 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.50%